Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 65,813	$ 46,634
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	92,855	85,330	$ 80,034
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(220)	(429)	17
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(39,791)	$ (38,267)	$ (39,413)
Warrants Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 12,969